Estimated Capital Allowances (Detail) (Total Non Mining Operations, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Estimated assessed tax losses	$ 20.1	$ 18.4
Gold Fields Protection Services (Pty) Limited
Operating Loss Carryforwards [Line Items]
Estimated assessed tax losses	1.8
Living Gold (Pty) Limited
Operating Loss Carryforwards [Line Items]
Estimated assessed tax losses	17.1	14.1
Golden Oils (Pty) Limited
Operating Loss Carryforwards [Line Items]
Estimated assessed tax losses	1.2	1.3
Golden Hytec Farming (Pty) Limited
Operating Loss Carryforwards [Line Items]
Estimated assessed tax losses		1.1
Agrihold (Pty) Limited
Operating Loss Carryforwards [Line Items]
Estimated assessed tax losses		$ 1.9